Private Placement - Additional Information (Detail) $ / shares in Units, $ in Millions		3 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Jan. 12, 2021 $ / shares shares
Private Placement [Line Items]
Minimum lock In period for transfer, assign or sell warrants after completion of IPO		30 days
Private Placement Warrants [Member]
Private Placement [Line Items]
Class of warrants and rights issued during the period | shares	9,383,333
Class of warrants and rights issued, price per warrant	$ 1.50
Proceeds received from private placement | $	$ 14.1
Exercise price of warrant	$ 10.00	$ 10.00
Private Placement Warrants [Member] | Common Class A [Member]
Private Placement [Line Items]
Shares issuable per warrant | shares	1	1
Exercise price of warrant	$ 11.50	$ 11.50